Convertible loan payable (Details Narrative)			1 Months Ended					3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 09, 2020 USD ($) shares	Jun. 13, 2018 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Feb. 29, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Aug. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Sep. 30, 2019	Jun. 30, 2019 USD ($)	Oct. 31, 2020 $ / shares	Aug. 31, 2018 $ / shares	Jun. 13, 2018 $ / shares
Extinguishment of Debt [Line Items]
Warrants to purchase shares | shares								112,858,578		95,777,806		112,858,578			95,777,806
Loss on loan extinguishment	$ 23,376		$ 23,376								$ 1,056,296			$ 335,467	$ 23,376
Number of shares issued | shares	5,572,980		5,572,980
Warrants										$ (10,503,941)	10,629,119	$ (22,172,681)	$ (1,096,476)			$ 18,843,947		$ (1,892,488)
Accretion expense									$ 118,388	118,388	107,258		370,397			359,267		734,589
Interest expense								$ 8,219	107,427	124,367	99,881	$ 8,219	209,972			202,426		256,029
Outstanding interest payable										28,939					28,939
Convertible Debt [Member]
Extinguishment of Debt [Line Items]
Outstanding interest payable
Convertible Loan Payable [Member]
Extinguishment of Debt [Line Items]
Loan interest rate								16.00%		16.00%		16.00%			16.00%
Conversion price per share | $ / shares																			$ 0.49
Convertible loan payable				$ 1,600,000		$ 1,744,327					$ 1,815,500					1,600,000		1,744,327
Loss on loan extinguishment										(1,600,000)					9,407	9,407
Number of shares issued | shares			5,572,980
Warrants
Accretion expense													75,093		75,093	146,266		734,589
Interest expense									$ 101,827	118,767			$ 185,772			179,726		$ 198,219
Outstanding interest payable				$ 381,233				$ 0				$ 0				$ 381,233
Hummingbird Resources PLC [Member]
Extinguishment of Debt [Line Items]
Warrants to purchase shares | shares							116,714
Warrants exercise price | $ / shares																				$ 4.50
Convertible loan payable							$ 2,000,000
Debt issuance costs							$ 45,824
Warrants term							2 years
Extended maturity date				Jul. 31, 2020													Jun. 30, 2020	Jun. 30, 2020
Loss on loan extinguishment					$ 9,407	8,193												$ 1,195,880
Repayment of convertible debt					$ 300,000	$ 100,000
Number of shares issued | shares					696,428	2,660,000
Hummingbird Resources PLC [Member] | CAD [Member]
Extinguishment of Debt [Line Items]
Warrants exercise price | $ / shares							$ 4.50
Loan and Warrant Agreement [Member] | Hummingbird Resources PLC [Member]
Extinguishment of Debt [Line Items]
Unsecured convertible loans payable		$ 1,500,000
Loan interest rate		10.00%
Debt Instrument, Term		1 year
Warrants to purchase shares | shares		229,464
Number of shares acquired | shares		229,464
Warrants exercise price | $ / shares																					$ 8.50
Event of default description		In the event that a notice of conversion would result in the lender holding 10% or more of the Company’s issued and outstanding shares, then, in the alternative, and under certain circumstances, the Company would be required to pay cash to the lender in an amount equal to C$8.50 multiplied by the number of shares intended to be issued upon conversion. Further, in the event that the lender holds more than 5% of the issued and outstanding shares of the Company subsequent to the exercise of any of its convertible securities held under this placement, it shall have the right to appoint one director to the board of the Company.										In the event that a notice of conversion would result in the lender holding 10% or more of the Company’s issued and outstanding shares, then, in the alternative, and under certain circumstances, the Company would be required to pay cash to the lender in an amount equal to C$8.50 multiplied by the number of shares intended to be issued upon conversion. Further, in the event that the lender holds more than 5% of the issued and outstanding shares of the Company subsequent to the exercise of any of its convertible securities held under this placement, it shall have the right to appoint one director to the board of the Company.
Warrants term		2 years
Loan and Warrant Agreement [Member] | Hummingbird Resources PLC [Member] | CAD [Member]
Extinguishment of Debt [Line Items]
Warrants exercise price | $ / shares		$ 8.50
Amended and Restated Loan Agreement [Member] | Hummingbird Additional Amount [Member]
Extinguishment of Debt [Line Items]
Number of shares acquired | shares							116,714
Warrants exercise price | $ / shares																				4.50
Conversion price per share | $ / shares																				4.50
Event of default description							In the event that Hummingbird would acquire common shares in excess of 9.999% through the conversion of the Principal Amount or the Additional Amount, including interest accruing thereon, or on exercise of the warrants as disclosed herein, the Company shall pay to Hummingbird a cash amount equal to the common shares exercised in excess of 9.999%, multiplied by the conversion price.					In the event that Hummingbird would acquire common shares in excess of 9.999% through the conversion of the Principal Amount or the Additional Amount, including interest accruing thereon, or on exercise of the warrants as disclosed herein, the Company shall pay to Hummingbird a cash amount equal to the common shares exercised in excess of 9.999%, multiplied by the conversion price.
Debt conversion original debt amount							$ 500,000
Amended and Restated Loan Agreement [Member] | CAD [Member] | Hummingbird Additional Amount [Member]
Extinguishment of Debt [Line Items]
Warrants exercise price | $ / shares							$ 4.50
Conversion price per share | $ / shares							$ 4.50
Amended and Restated Loan Agreement [Member] | Hummingbird Resources PLC [Member]
Extinguishment of Debt [Line Items]
Number of shares acquired | shares							229,464
Warrants exercise price | $ / shares																				8.50
Conversion price per share | $ / shares																				$ 8.50
Debt conversion original debt amount							$ 1,500,000
Amended and Restated Loan Agreement [Member] | Hummingbird Resources PLC [Member] | CAD [Member]
Extinguishment of Debt [Line Items]
Warrants exercise price | $ / shares							$ 8.50
Conversion price per share | $ / shares							$ 8.50